                                              OppenheimerFunds, Inc.
                                            Two World Financial Center
                                          225 Liberty Street, 11th Floor
                                              New York, NY 10281-1008

August 23, 2007

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

         Re:    Centennial Money Market Trust (the "Registrant")
                Reg. No. 2-65245; File No. 811-02945

To the Securities and Exchange Commission:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment
No. 41 to the Registrant's Registration Statement on Form N-1A, which was filed electronically with the
Securities and Exchange Commission on August 21, 2007.

                                                                       Sincerely,

                                                                       /s/ Kathleen T. Ives
                                                                       ------------------------------------
                                                                       Kathleen T. Ives
                                                                       Vice President & Senior Counsel
                                                                       (303) 768-3331
                                                                       kives@oppenheimerfunds.com

cc:    Myer, Swanson, Adams & Wolf, P.C.
       Bell, Boyd & Lloyd
       Deloitte & Touche LLp
       Gloria LaFond
       Nancy S. Vann